Schedule of Composition of Stock Capital (Details) - $ / shares	Sep. 30, 2025	Jun. 30, 2025	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 17, 2023	Nov. 11, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 0.0001	$ 0.0001
Common Stock	200,000,000			112,000,000	105,263,084
Commom stock, shares outstanding	3,228,240			2,963,695	2,923,915			1
Total preferred stock	148,987,559			88,400,879	74,999,971
Preferred stock, shares outstanding	28,100,970			26,560,266	22,459,576
Share capital authorized				200,400,879	180,263,055
Share Issued and outstanding				29,523,961	25,383,487
Commom stock, shares issued	3,228,240			2,963,695	2,923,915			1
Preferred stock, shares issued	28,100,970			26,560,266
Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 1.4672533		$ 0.48751	$ 1.462533
Series CF Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price		$ 0.707810	$ 0.707810	$ 2.12343
Series CF Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price	$ 2.1234
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding	29,113,411			26,560,266
Preferred stock, shares issued	29,113,411			26,560,266
Preferred Stock [Member] | Series B-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	25,356,256			25,356,256	25,364,831
Preferred stock, shares outstanding	8,204,944			8,204,944	6,154,045
Preferred stock, shares issued	8,204,944			8,204,944
Preferred Stock [Member] | Series B Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	27,463,149			27,463,149	27,463,154
Preferred stock, shares outstanding	9,154,388			9,154,388	9,154,388
Preferred stock, shares issued	9,154,388			9,154,388
Preferred Stock [Member] | Series B Three Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	21,453,390			21,453,390	22,171,986
Preferred stock, shares outstanding	7,151,139			7,151,139	7,151,139
Preferred stock, shares issued	7,151,139			7,151,139
Preferred Stock [Member] | Series CF Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock				14,128,084
Preferred stock, shares outstanding				2,049,795
Preferred Stock [Member] | Series CF One Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	14,128,084			14,128,084
Preferred stock, shares outstanding	3,368,466			2,049,795
Preferred stock, shares issued	3,368,466			2,049,795
Preferred Stock [Member] | Series CF Two Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	2,900,000
Preferred stock, shares outstanding	212,033
Preferred stock, shares issued	212,033
Preferred Stock [Member] | Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	10,000	10,000
Preferred stock, shares outstanding	10,000
Preferred stock, shares issued	10,000
Preferred Stock [Member] | Non Designated Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total preferred stock	57,676,680
Preferred stock, shares outstanding
Preferred stock, shares issued